Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Wahed Dow Jones Islamic World ETF
Shareholder Report [Line Items]
Fund Name	Wahed Dow Jones Islamic World ETF
Class Name	Wahed Dow Jones Islamic World ETF
Trading Symbol	UMMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at 1-855-976-4747.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/umma
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Wahed Dow Jones Islamic World ETF	$35	0.65%
[1]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 169,840,629
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 501,915
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$169,840,629
Number of Holdings	95
Net Advisory Fee	$501,915
Portfolio Turnover	7%
30-Day SEC Yield	1.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top Sectors	(%)
Technology	38.3%
Health Care	18.4%
Industrials	14.1%
Materials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	7.5%
Energy	1.7%
Communications	1.2%
Real Estate	0.5%
Cash & Other	0.9%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
ASML Holding NV	4.6%
Infineon Technologies AG	4.0%
Samsung Electronics Co. Ltd.	3.6%
AstraZeneca PLC	3.2%
Roche Holding AG	3.1%
Nestle SA	2.8%
Novartis AG	2.8%
SAP SE	2.6%
SK hynix, Inc.	2.0%

Updated Prospectus Web Address	https://www.wahed.com/umma
Wahed FTSE USA Shariah ETF
Shareholder Report [Line Items]
Fund Name	Wahed FTSE USA Shariah ETF
Class Name	Wahed FTSE USA Shariah ETF
Trading Symbol	HLAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at 1-855-976-4747.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/hlal
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Wahed FTSE USA Shariah ETF	$28	0.50%
[2]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
Net Assets	$ 711,508,355
Holdings Count | $ / shares	197
Advisory Fees Paid, Amount	$ 1,664,094
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$711,508,355
Number of Holdings	197
Net Advisory Fee	$1,664,094
Portfolio Turnover	3%
30-Day SEC Yield	0.50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top Sectors	(%)
Manufacturing	50.3%
Information	22.3%
Professional, Scientific, and Technical Services	14.4%
Mining, Quarrying, and Oil and Gas Extraction	3.7%
Wholesale Trade	2.1%
Retail Trade	1.6%
Real Estate and Rental and Leasing	1.4%
Administrative and Support and Waste Management and Remediation Services	1.0%
Transportation and Warehousing	0.8%
Cash & Other	2.4%

Top 10 Issuers	(%)
Apple, Inc.	15.2%
Microsoft Corp.	13.6%
Alphabet, Inc.	12.6%
Meta Platforms, Inc.	5.3%
Tesla, Inc.	4.5%
Exxon Mobil Corp.	1.9%
Johnson & Johnson	1.9%
Advanced Micro Devices, Inc.	1.3%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.2%

Updated Prospectus Web Address	https://www.wahed.com/hlal

[1]
*	Annualized

[2]
*	Annualized